Financial Risk Management - Market Price Fluctuations - Impact on Net Earnings (Details) - Equity price risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of equity and equity-related holdings, 10% increase	$ 6,807.2	$ 6,887.9
Hypothetical $ change effect on net earnings, 10% increase	$ 498.3	$ 479.9
Hypothetical % change in fair value, 10% increase	9.40%	9.20%
Fair value of equity and equity-related holdings, 5% increase	$ 6,510.9	$ 6,597.9
Hypothetical $ change effect on net earnings, 5% increase	$ 244.9	$ 239.0
Hypothetical % change in fair value, 5% increase	4.60%	4.60%
Fair value of equity and equity-related holdings, no change	$ 6,224.0	$ 6,310.3
Hypothetical $ change effect on net earnings, no change	$ 0.0	$ 0.0
Hypothetical % change in fair value, no change	0.00%	0.00%
Fair value of equity and equity-related holdings, 5% decrease	$ 5,929.9	$ 6,023.0
Hypothetical $ change effect on net earnings, 5% decrease	$ (251.3)	$ (238.5)
Hypothetical % change in fair value, 5% decrease	(4.70%)	(4.60%)
Fair value of equity and equity-related holdings, 10% decrease	$ 5,645.7	$ 5,738.1
Hypothetical $ change effect on net earnings, 10% decrease	$ (493.8)	$ (475.0)
Hypothetical % change in fair value, 10% decrease	(9.30%)	(9.10%)